Transamerica International Equity

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 3.2%
BHP Group Ltd.	256,900	$ 10,828,478
Macquarie Group Ltd.	229,900	40,811,547
Santos Ltd.	8,672,600	48,165,441
Sonic Healthcare Ltd.	1,664,600	25,475,864
Whitehaven Coal Ltd.	2,779,200	13,725,215
		139,006,545
Belgium - 2.3%
Anheuser-Busch InBev SA	479,398	41,637,618
KBC Group NV	398,600	57,342,082
		98,979,700
Canada - 0.4%
CCL Industries, Inc., Class B	263,700	17,484,692
Denmark - 1.2%
Novo Nordisk AS, Class B	357,200	16,896,122
Rockwool AS, B Shares	485,000	15,496,249
Vestas Wind Systems AS	794,600	21,388,612
		53,780,983
France - 12.9%
Accor SA	811,900	42,223,674
Amundi SA (A)	411,600	44,975,319
Capgemini SE	384,652	45,720,010
Cie de Saint-Gobain SA	405,137	38,077,644
Credit Agricole SA	1,709,600	38,201,790
Edenred SE	1,335,800	43,980,901
FDJ UNITED (B)	328,700	8,316,760
Nexans SA	142,117	21,647,452
Rexel SA	345,117	14,320,869
Sanofi SA	476,601	41,040,900
Societe Generale SA	1,128,500	106,075,212
TotalEnergies SE	446,400	39,354,828
Veolia Environnement SA	2,001,123	79,631,397
		563,566,756
Germany - 11.3%
Allianz SE	74,002	36,860,538
BASF SE	257,100	14,925,580
CTS Eventim AG & Co. KGaA	435,140	29,359,244
Deutsche Boerse AG	153,982	46,382,020
Deutsche Post AG	508,901	33,995,480
Heidelberg Materials AG	191,342	35,621,163
Infineon Technologies AG	825,027	59,206,849
Merck KGaA	317,300	52,439,595
SAP SE	317,347	58,168,154
Siemens AG	248,295	81,352,954
Zalando SE (A)(C)	1,391,800	45,393,824
		493,705,401
Hong Kong - 2.5%
CK Asset Holdings Ltd.	5,722,500	34,855,845
CK Hutchison Holdings Ltd.	6,357,500	59,565,166
SITC International Holdings Co. Ltd.	2,570,500	12,959,934
		107,380,945
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.7%
AerCap Holdings NV	292,149	$ 44,085,284
AIB Group PLC	5,840,338	69,462,752
DCC Energy PLC	203,071	17,363,741
Ryanair Holdings PLC	1,138,442	31,923,613
Smurfit WestRock PLC	922,915	42,426,402
		205,261,792
Israel - 0.7%
Check Point Software Technologies Ltd. (C)	249,500	31,718,935
Japan - 21.0%
Canon, Inc.	1,041,900	29,001,394
Dai Nippon Printing Co. Ltd.	1,109,500	20,117,690
Daikin Industries Ltd.	180,600	26,160,771
FANUC Corp.	1,069,000	43,075,861
Fujitsu Ltd.	2,119,200	48,846,021
Hitachi Ltd.	2,844,100	93,202,680
Komatsu Ltd.	716,000	31,067,405
Nintendo Co. Ltd.	371,500	17,721,341
Nomura Holdings, Inc.	3,448,000	33,357,645
Olympus Corp.	2,119,700	24,226,853
ORIX Corp.	2,206,900	89,069,007
Panasonic Holdings Corp.	2,998,900	79,298,299
Rakuten Group, Inc. (C)	5,024,500	26,198,488
Renesas Electronics Corp.	2,216,200	44,420,963
SBI Holdings, Inc.	2,443,500	46,129,067
Seven & i Holdings Co. Ltd.	3,413,100	45,258,103
Shin-Etsu Chemical Co. Ltd.	859,100	30,627,005
Sony Group Corp.	3,479,200	81,304,952
Sumitomo Mitsui Financial Group, Inc.	2,467,100	106,008,591
		915,092,136
Luxembourg - 1.5%
ArcelorMittal SA	121,335	8,570,780
Eurofins Scientific SE	501,100	39,517,117
Tenaris SA	648,900	18,616,690
		66,704,587
Netherlands - 6.0%
ASML Holding NV	69,472	114,486,028
EXOR NV	105,500	8,448,522
ING Groep NV, Series N (B)	1,833,500	64,432,024
Koninklijke Philips NV	1,249,922	32,932,744
Prosus NV	869,968	40,429,847
		260,729,165
Norway - 2.9%
Aker BP ASA	1,382,999	49,310,000
DNB Bank ASA	2,430,200	78,249,045
		127,559,045
Republic of Korea - 2.2%
Samsung Electronics Co. Ltd.	561,819	97,787,287
Singapore - 1.7%
DBS Group Holdings Ltd.	1,254,220	72,364,352
Spain - 0.8%
Cellnex Telecom SA (A)(C)	1,170,987	36,375,603
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.6%
Boliden AB	360,300	$ 18,129,419
Essity AB, Class B	1,165,800	33,867,294
Skandinaviska Enskilda Banken AB, Class A	2,554,500	59,858,322
		111,855,035
Switzerland - 7.5%
Cie Financiere Richemont SA, Class A	164,700	38,925,483
Glencore PLC (C)	6,594,600	48,571,535
Julius Baer Group Ltd.	473,854	41,661,514
Nestle SA	636,764	63,645,184
Novartis AG	274,915	42,994,439
Roche Holding AG	209,761	91,684,934
		327,483,089
United Kingdom - 13.3%
Aviva PLC	3,754,312	35,137,351
Barratt Redrow PLC	3,608,542	14,341,121
BP PLC	6,144,500	46,164,654
Bunzl PLC	506,948	19,130,759
GSK PLC	1,699,295	44,186,523
Inchcape PLC	1,456,196	16,456,310
Informa PLC	1,479,751	17,726,858
Kingfisher PLC	3,293,300	13,739,448
Legal & General Group PLC	3,709,100	15,060,262
Lloyds Banking Group PLC	59,436,854	91,866,511
Pearson PLC	1,894,143	31,962,992
Persimmon PLC	1,292,024	19,393,507
Reckitt Benckiser Group PLC	508,548	35,891,975
Shell PLC	1,063,600	48,682,770
Smith & Nephew PLC	1,142,900	17,878,346
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	6,607,132	$ 43,489,188
Unilever PLC	692,634	44,070,633
Wise Group PLC (C)	2,288,458	27,333,283
		582,512,491
United States - 0.2%
Linde PLC	14,900	7,127,862
Total Common Stocks (Cost $2,593,371,280)		4,316,476,401
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA,
2.74% (D)	358,190	31,226,536
Total Preferred Stock (Cost $27,506,749)		31,226,536
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (D)	3,748,100	3,748,100
Total Other Investment Company (Cost $3,748,100)		3,748,100
Total Investments (Cost $2,624,626,129)		4,351,451,037
Net Other Assets (Liabilities) - 0.3%		11,161,685
Net Assets - 100.0%		$ 4,362,612,722
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	17.1%	$743,860,681
Pharmaceuticals	6.6	289,242,513
Oil, Gas & Consumable Fuels	6.0	262,766,649
Capital Markets	5.8	253,317,112
Industrial Conglomerates	5.4	234,120,800
Semiconductors & Semiconductor Equipment	5.0	218,113,840
Household Durables	4.5	194,337,879
Financial Services	3.9	168,831,713
Technology Hardware, Storage & Peripherals	2.9	126,788,681
Household Products	2.3	100,985,805
IT Services	2.2	94,566,031
Software	2.1	89,887,089
Consumer Staples Distribution & Retail	2.0	88,747,291
Insurance	2.0	87,058,151
Metals & Mining	2.0	86,100,212
Building Products	1.8	79,734,664
Multi-Utilities	1.8	79,631,397
Trading Companies & Distributors	1.8	77,536,912
Health Care Equipment & Supplies	1.7	75,037,943
Machinery	1.7	74,143,266
Broadline Retail	1.5	66,628,335
Food Products	1.5	63,645,184
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Containers & Packaging	1.4%	$59,911,094
Specialty Retail	1.4	59,133,272
Chemicals	1.2	52,680,447
Hotels, Restaurants & Leisure	1.2	50,540,434
Entertainment	1.1	47,080,585
Personal Care Products	1.0	44,070,633
Electrical Equipment	1.0	43,036,064
Beverages	1.0	41,637,618
Life Sciences Tools & Services	0.9	39,517,117
Textiles, Apparel & Luxury Goods	0.9	38,925,483
Diversified Telecommunication Services	0.8	36,375,603
Construction Materials	0.8	35,621,163
Real Estate Management & Development	0.8	34,855,845
Air Freight & Logistics	0.8	33,995,480
Diversified Consumer Services	0.7	31,962,992
Passenger Airlines	0.7	31,923,613
Health Care Providers & Services	0.6	25,475,864
Commercial Services & Supplies	0.5	20,117,690
Energy Equipment & Services	0.4	18,616,690
Media	0.4	17,726,858
Distributors	0.4	16,456,310
Marine Transportation	0.3	12,959,934
Investments	99.9	4,347,702,937
Short-Term Investments	0.1	3,748,100
Total Investments	100.0%	$ 4,351,451,037
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$142,843,175	$4,173,633,226	$—	$4,316,476,401
Preferred Stock	—	31,226,536	—	31,226,536
Other Investment Company	3,748,100	—	—	3,748,100
Total Investments	$146,591,275	$4,204,859,762	$—	$4,351,451,037
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $126,744,746, representing 2.9% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $66,635,434, collateralized by cash collateral of $3,748,100 and non-cash collateral, such as U.S. government securities of $66,303,027. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds